Property and equipment, net	12 Months Ended
Dec. 31, 2019
Property and equipment, net
Property and equipment, net

5    Property and equipment, net

Property and equipment consist of the following:

	As of December 31,
	2018	2019
	RMB	RMB
Computers and equipment	61,180	63,663
Leasehold improvement	43,360	45,498
Furniture and fixtures	9,797	10,963
Vehicle	228	228
Total	114,565	120,352
Less: Accumulated depreciation	(79,224)	(100,016)
Property and equipment, net	35,341	20,336

For the years ended December 31, 2017, 2018 and 2019, depreciation expenses amounted to RMB26,132,  RMB29,288 and RMB22,698, respectively.